Loans Receivable, Net - Aging analysis of non-purchased past due loans receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Non-purchased past due loans
Aging analysis of non-purchased past due loans receivable
Total non-purchased past due loans	¥ 104,823	$ 14,989	¥ 83,608
Past due within 1 year
Aging analysis of non-purchased past due loans receivable
Total non-purchased past due loans	29,777	4,258	23,662
Past due more than 1 year
Aging analysis of non-purchased past due loans receivable
Total non-purchased past due loans	¥ 75,046	$ 10,731	¥ 59,946